UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2019

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

June 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 70.2%
Financials - 19.5%
Banks - 15.1%
Agricultural Bank of China Ltd.-Class H	2,289,000	$1,068,343
Bank of China Ltd.-Class H	1,923,000	953,664
Bank of Communications Co., Ltd.-Class H	3,133,000	2,397,873
BNK Financial Group, Inc.	27,096	227,039
China CITIC Bank Corp., Ltd.-Class H	452,000	282,297
China Construction Bank Corp.-Class H	1,205,000	1,102,625
China Development Financial Holding Corp.	1,192,000	435,140
China Minsheng Banking Corp., Ltd.-Class H	1,391,400	994,280
Chongqing Rural Commercial Bank Co., Ltd.-Class H	1,243,000	737,777
Commercial Bank of Ceylon PLC	437,230	339,730
DGB Financial Group, Inc.	65,460	602,041
Dubai Islamic Bank PJSC	300,220	398,043
Hana Financial Group, Inc.	35,690	1,370,523
HDFC Bank Ltd. (ADR)	8,880	932,578
HSBC Holdings PLC	23,200	217,059
Industrial & Commercial Bank of China Ltd.-Class H	197,000	146,931
Industrial Bank of Korea	200,530	2,765,659
Itau Unibanco Holding SA (Preference Shares)	37,700	392,393
KB Financial Group, Inc.	16,400	771,977
National Bank of Kuwait SAKP	139,878	346,519
Turkiye Halk Bankasi AS	59,880	96,616
Turkiye Is Bankasi AS-Class C	871,990	1,081,873
Woori Bank	123,310	1,798,556

		19,459,536

Capital Markets - 2.0%
China Everbright Ltd.	812,000	1,485,636
China Huarong Asset Management Co., Ltd. (a)	2,125,000	612,582
NH Investment & Securities Co., Ltd.	37,570	503,304

		2,601,522

Consumer Finance - 0.3%
Samsung Card Co., Ltd.	12,326	423,780

Diversified Financial Services - 0.9%
Chailease Holding Co., Ltd.	129,000	421,869
Fubon Financial Holding Co., Ltd.	53,000	88,675
Rural Electrification Corp., Ltd.	372,120	574,081

		1,084,625

Insurance - 1.2%
Hyundai Marine & Fire Insurance Co., Ltd.	12,570	380,631
ING Life Insurance Korea Ltd. (a)	5,610	210,612
Ruentex Industries Ltd. (b)	261,000	531,763
Shin Kong Financial Holding Co., Ltd.	1,186,000	456,197

		1,579,203

		25,148,666

Information Technology - 18.0%
Electronic Equipment, Instruments & Components - 1.9%
HannStar Display Corp.	953,000	284,341
Innolux Corp.	4,130,000	1,481,562

Company	Shares	U.S. $ Value
LG Display Co., Ltd.	9,600	$157,493
Tripod Technology Corp.	202,000	554,739

		2,478,135

Internet Software & Services - 6.6%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)	21,990	4,079,805
Tencent Holdings Ltd.	88,100	4,423,977

		8,503,782

Semiconductors & Semiconductor Equipment - 4.0%
Hua Hong Semiconductor Ltd. (a)	83,000	283,684
Novatek Microelectronics Corp.	65,000	292,516
Realtek Semiconductor Corp.	21,000	76,303
Sino-American Silicon Products, Inc. (b)	105,000	421,650
SK Hynix, Inc.	18,900	1,450,750
Taiwan Semiconductor Manufacturing Co., Ltd.	373,000	2,648,703

		5,173,606

Technology Hardware, Storage & Peripherals - 5.5%
Asustek Computer, Inc.	188,000	1,715,616
Compal Electronics, Inc.	1,867,000	1,174,675
Foxconn Technology Co., Ltd.	52,000	127,150
Inventec Corp.	393,000	308,199
Lite-On Technology Corp.	183,068	221,201
Pegatron Corp.	222,000	455,832
Samsung Electronics Co., Ltd.	66,280	2,776,441
Samsung Electronics Co., Ltd. (Preference Shares)	7,000	236,382

		7,015,496

		23,171,019

Energy - 8.0%
Oil, Gas & Consumable Fuels - 8.0%
China Petroleum & Chemical Corp.-Class H	2,412,000	2,159,023
Cosan SA Industria e Comercio	49,200	446,586
Exxaro Resources Ltd.	86,910	793,493
LUKOIL PJSC (Sponsored ADR)	28,640	1,974,155
Novatek PJSC (Sponsored GDR) (a)	4,900	726,670
Petroleo Brasileiro SA (Preference Shares)	196,800	872,862
PTT PCL	535,900	776,432
SK Innovation Co., Ltd.	2,430	440,142
Surgutneftegas OJSC (Sponsored ADR)	33,480	152,069
Tatneft PJSC (Sponsored ADR) (Moscow)	30,970	1,959,162

		10,300,594

Industrials - 7.9%
Airlines - 0.5%
Air Arabia PJSC	357,313	95,234
Turk Hava Yollari AO (b)	165,250	487,363

		582,597

Building Products - 0.5%
Asahi Glass Co., Ltd.	16,900	657,343

Company	Shares	U.S. $ Value
Construction & Engineering - 0.3%
GS Engineering & Construction Corp.	8,520	$352,161

Electrical Equipment - 0.3%
Walsin Lihwa Corp.	669,000	453,478

Industrial Conglomerates - 0.4%
Far Eastern New Century Corp.	71,000	67,228
John Keells Holdings PLC	322,150	299,968
NWS Holdings Ltd.	80,000	138,059

		505,255

Machinery - 1.4%
China Yuchai International Ltd.	22,200	481,740
Sinotruk Hong Kong Ltd.	821,000	1,345,901

		1,827,641

Professional Services - 0.9%
51job, Inc. (ADR) (b)	11,930	1,164,845

Road & Rail - 0.1%
Globaltrans Investment PLC (Sponsored GDR) (a)	14,200	144,840

Trading Companies & Distributors - 3.0%
Marubeni Corp.	378,500	2,881,667
Sumitomo Corp.	60,600	993,830

		3,875,497

Transportation Infrastructure - 0.5%
Jiangsu Expressway Co., Ltd.-Class H	358,000	426,301
Zhejiang Expressway Co., Ltd.-Class H	248,000	220,867

		647,168

		10,210,825

Materials - 6.9%
Chemicals - 3.9%
Formosa Chemicals & Fibre Corp.	16,000	63,669
Hanwha Chemical Corp.	40,540	794,593
Lotte Chemical Corp.	1,150	358,491
Mitsubishi Gas Chemical Co., Inc.	7,700	174,002
PTT Global Chemical PCL	21,700	47,814
PTT Global Chemical PCL (NVDR)	807,300	1,777,076
Sinopec Shanghai Petrochemical Co., Ltd.-Class H	3,078,000	1,871,167

		5,086,812

Construction Materials - 0.4%
Anhui Conch Cement Co., Ltd.-Class H	24,500	139,721
Grasim Industries Ltd.	28,240	415,244

		554,965

Metals & Mining - 2.5%
Eregli Demir ve Celik Fabrikalari TAS	127,220	282,149
Evraz PLC	41,010	273,718
Fortescue Metals Group Ltd.	219,110	711,444
Gerdau SA (Preference Shares)	89,900	322,650
Kumba Iron Ore Ltd.	28,660	613,414
POSCO	530	156,382

Company	Shares	U.S. $ Value
Vale SA	26,100	$333,948
Vedanta Ltd. (ADR)	36,716	499,338

		3,193,043

Paper & Forest Products - 0.1%
Lee & Man Paper Manufacturing Ltd.	109,000	109,968

		8,944,788

Consumer Discretionary - 3.2%
Auto Components - 0.6%
Motherson Sumi Systems Ltd.	177,941	737,552

Diversified Consumer Services - 0.3%
Estacio Participacoes SA	58,000	364,843

Hotels, Restaurants & Leisure - 0.1%
CVC Brasil Operadora e Agencia de Viagens SA	16,300	190,094

Media - 1.1%
Naspers Ltd.-Class N	3,990	1,006,054
Sun TV Network Ltd.	32,050	365,452

		1,371,506

Specialty Retail - 0.6%
Foschini Group Ltd. (The)	38,032	481,461
Truworths International Ltd.	60,020	335,578

		817,039

Textiles, Apparel & Luxury Goods - 0.5%
LPP SA	85	191,728
Luthai Textile Co., Ltd.-Class B	54,186	62,123
Pacific Textiles Holdings Ltd.	221,000	187,676
Titan Co., Ltd.	11,800	151,055

		592,582

		4,073,616

Real Estate - 2.4%
Real Estate Management & Development - 2.4%
Aldar Properties PJSC	748,890	412,286
CIFI Holdings Group Co., Ltd.	1,122,000	710,733
CK Asset Holdings Ltd.	34,000	269,155
Kerry Properties Ltd.	178,000	850,650
Robinsons Land Corp.	971,693	338,769
Wharf Holdings Ltd. (The)	159,000	509,169

		3,090,762

Consumer Staples - 1.2%
Food & Staples Retailing - 0.2%
President Chain Store Corp.	30,000	339,943

Food Products - 0.3%
Vietnam Dairy Products JSC	49,170	362,669

Company	Shares		U.S. $ Value
Tobacco - 0.7%
ITC Ltd.		198,910	$769,488
KT&G Corp.		910	87,437

			856,925

			1,559,537

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 1.1%
China Communications Services Corp., Ltd.-Class H		1,918,000	1,212,024
Chunghwa Telecom Co., Ltd.		18,000	64,869
KT Corp. (Sponsored ADR)		11,810	156,837

			1,433,730

Utilities - 1.0%
Electric Utilities - 0.2%
CEZ AS		13,110	310,619

Independent Power and Renewable Electricity Producers - 0.8%
Datang International Power Generation Co., Ltd.-Class H (b)		2,064,000	629,750
Huadian Power International Corp., Ltd.-Class H		224,000	88,391
NHPC Ltd.		878,423	301,638

			1,019,779

			1,330,398

Health Care - 1.0%
Pharmaceuticals - 1.0%
China Medical System Holdings Ltd.		189,000	376,459
Hypera SA		36,400	259,306
Sino Biopharmaceutical Ltd.		400,000	610,883

			1,246,648

Total Common Stocks (cost $91,989,795)			90,510,583

	Principal Amount (000)
FIXED INCOME SECURITIES - 26.6%
Sovereign Bonds - 14.7%
Argentine Republic Government International Bond
4.625%, 1/11/23	U.S.$	221	194,149
6.875%, 4/22/21-1/11/48		438	384,585
7.50%, 4/22/26		606	559,641
7.82%, 12/31/33	EUR	70	81,090
Bahrain Government International Bond
7.50%, 9/20/47 (a)	U.S.$	203	175,088
Bolivian Government International Bond
4.50%, 3/20/28 (a)		200	174,000
Brazilian Government International Bond
2.625%, 1/05/23		304	276,260
5.00%, 1/27/45		223	175,891
Costa Rica Government International Bond
4.37%, 5/22/19 (a)		49	48,863

	Principal Amount (000)		U.S. $ Value
Dominican Republic International Bond
5.875%, 4/18/24 (a)	U.S.$	225	$230,062
6.50%, 2/15/48 (a)		490	467,066
Ecuador Government International Bond
7.875%, 1/23/28 (a)		228	190,950
8.875%, 10/23/27 (a)		250	221,875
9.65%, 12/13/26 (a)		400	374,000
Egypt Government International Bond
5.577%, 2/21/23 (a)		710	672,725
6.125%, 1/31/22 (a)		200	196,250
7.903%, 2/21/48 (a)		300	272,250
El Salvador Government International Bond
7.75%, 1/24/23 (a)		63	66,150
8.625%, 2/28/29 (a)		139	149,366
Gabon Government International Bond
6.375%, 12/12/24 (a)		420	379,050
Guatemala Government Bond
4.375%, 6/05/27 (a)		200	185,579
4.50%, 5/03/26 (a)		200	191,155
Honduras Government International Bond
6.25%, 1/19/27 (a)		240	240,616
7.50%, 3/15/24 (a)		290	309,575
Indonesia Government International Bond
3.375%, 4/15/23 (a)		870	839,550
4.125%, 1/15/25 (a)		380	372,875
Ivory Coast Government International Bond
5.375%, 7/23/24 (a)		200	187,000
6.625%, 3/22/48 (a)	EUR	430	472,025
Jamaica Government International Bond
6.75%, 4/28/28	U.S.$	200	214,250
8.00%, 3/15/39		108	121,500
Kenya Government International Bond
7.25%, 2/28/28 (a)		200	191,500
8.25%, 2/28/48 (a)		200	186,250
Lebanon Government International Bond
6.85%, 3/23/27 (a)		341	266,832
8.25%, 4/12/21 (a)		78	74,295
Series E
6.10%, 10/04/22 (a)		216	184,140
Mexico Government International Bond
4.15%, 3/28/27		280	275,100
4.75%, 3/08/44		300	280,950
Mongolia Government International Bond
5.625%, 5/01/23 (a)		200	189,000
Namibia International Bonds
5.25%, 10/29/25 (a)		400	367,500
Nigeria Government International Bond
5.625%, 6/27/22		163	159,536
6.50%, 11/28/27 (a)		400	371,000
7.625%, 11/28/47 (a)		220	200,750
Oman Government International Bond
4.75%, 6/15/26 (a)		260	238,225
6.75%, 1/17/48 (a)		230	208,150

	Principal Amount (000)		U.S. $ Value
Panama Government International Bond
3.75%, 3/16/25	U.S.$	340	$336,940
4.00%, 9/22/24		200	201,750
Perusahaan Penerbit SBSN Indonesia III
4.40%, 3/01/28 (a)		422	411,450
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (a)		78	78,516
Republic of Azerbaijan International Bond
4.75%, 3/18/24 (a)		400	396,000
Republic of South Africa Government International Bond
4.665%, 1/17/24		231	226,669
4.85%, 9/27/27		200	189,067
5.65%, 9/27/47		380	341,525
5.875%, 9/16/25		200	205,000
Russian Foreign Bond-Eurobond
5.25%, 6/23/47 (a)		600	578,400
Saudi Government International Bond
3.25%, 10/26/26 (a)		233	218,437
Sri Lanka Government International Bond
5.75%, 4/18/23 (a)		467	448,320
6.125%, 6/03/25 (a)		300	280,500
6.25%, 7/27/21 (a)		433	435,706
6.825%, 7/18/26 (a)		250	239,375
Tanzania Government International Bond
8.241% (LIBOR 6 Month + 6.00%), 3/09/20 (a)(c)		89	90,222
Turkey Government International Bond
3.25%, 3/23/23		378	335,002
4.875%, 4/16/43		360	268,200
6.00%, 3/25/27		313	293,437
7.00%, 6/05/20		95	97,256
Ukraine Government International Bond
7.375%, 9/25/32 (a)		200	171,350
7.75%, 9/01/22-9/01/26 (a)		742	706,800
Uruguay Government International Bond
4.375%, 10/27/27		18	18,439
4.975%, 4/20/55		123	117,804
5.10%, 6/18/50		495	486,956
Zambia Government International Bond
8.97%, 7/30/27 (a)		200	176,500

Total Sovereign Bonds (cost $20,143,725)			18,966,285

Quasi-Sovereign Bonds - 3.6%
Aeropuerto Internacional de Tocumen SA
5.75%, 10/09/23		133	138,071
Eskom Holdings SOC Ltd.
5.75%, 1/26/21 (a)		200	193,400
Export-Import Bank of China (The)
3.625%, 7/31/24 (a)		310	306,140
Kazakhstan Temir Zholy National Co. JSC
4.85%, 11/17/27 (a)		200	193,500

	Principal Amount (000)		U.S. $ Value
KazMunayGas National Co. JSC
5.375%, 4/24/30 (a)	U.S.$	200	$201,043
Pertamina Persero PT
5.625%, 5/20/43 (a)		200	189,500
Perusahaan Listrik Negara PT
5.45%, 5/21/28 (a)		220	221,925
Petroleos de Venezuela SA
5.375%, 4/12/27 (a)(b)(d)		55	12,458
6.00%, 11/15/26 (a)(b)(d)		220	46,200
9.00%, 11/17/21 (a)(b)(d)		128	31,148
Petroleos del Peru SA
4.75%, 6/19/32 (a)		250	237,688
Petroleos Mexicanos
4.25%, 1/15/25		938	877,030
5.35%, 2/12/28 (a)		102	95,946
5.978% (LIBOR 3 Month + 3.65%), 3/11/22 (c)		248	264,740
6.875%, 8/04/26		260	273,260
Sinopec Group Overseas Development Ltd.
Series 2012
3.90%, 5/17/22 (a)		271	272,676
Series 2014
4.375%, 4/10/24 (a)		320	327,005
State Grid Overseas Investment Ltd.
Series 2013
3.125%, 5/22/23 (a)		580	565,557
Trinidad Generation UnLtd.
5.25%, 11/04/27 (a)		200	196,860

Total Quasi-Sovereign Bonds (cost $4,728,487)			4,644,147

Corporate Bonds - 2.9%
AngloGold Ashanti Holdings PLC
5.125%, 8/01/22 (e)		140	141,715
Baoxin Auto Finance I Ltd.
5.625%, 10/30/20 (a)(f)		200	177,385
BRF GmbH
4.35%, 9/29/26 (a)		200	166,226
Digicel Group Ltd.
8.25%, 9/30/20 (a)		600	453,000
Ecopetrol SA
5.875%, 9/18/23		630	668,745
Empresas Publicas de Medellin ESP
8.375%, 11/08/27 (a)	COP	418,000	138,728
Genneia SA
8.75%, 1/20/22 (a)	U.S.$	38	36,813
Gran Tierra Energy International Holdings Ltd.
6.25%, 2/15/25 (a)		200	187,735

	Principal Amount (000)		U.S. $ Value
Housing Development Finance Corp., Ltd.
Series G
7.875%, 8/21/19 (a)(g)	INR	10,000	$147,778
Indiabulls Housing Finance Ltd.
8.567%, 10/15/19 (a)(g)		10,000	145,534
Inretail Pharma SA
5.375%, 5/02/23 (a)	U.S.$	63	63,803
Nexa Resources SA
5.375%, 5/04/27 (a)		200	194,050
Odebrecht Finance Ltd.
7.125%, 6/26/42 (a)		200	70,822
Pampa Energia SA
7.375%, 7/21/23 (a)		46	43,815
Rio Oil Finance Trust
Series 2018-1
8.20%, 4/06/28 (a)		250	253,685
Star Energy Geothermal Wayang Windu Ltd.
6.75%, 4/24/33 (a)		200	177,000
Tonon Luxembourg SA
9.25%, 1/24/20 (b)(d)(g)(h)(i)		276	13,434
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 1/15/25 (a)		200	183,000
Vedanta Resources PLC
6.375%, 7/30/22 (a)		260	245,747
Virgolino de Oliveira Finance SA
11.75%, 2/09/22 (b)(d)(h)		202	10,110
Wijaya Karya Persero TBK PT
7.70%, 1/31/21 (a)	IDR	2,000,000	131,877
YPF SA
6.95%, 7/21/27 (a)	U.S.$	35	29,969

Total Corporate Bonds (cost $4,313,039)			3,680,971

Emerging Markets-Treasuries - 2.3%
Argentina POM Politica Monetaria
Series POM
32.223% (ARPP7DRR), 6/21/20 (c)	ARS	9,887	349,065
Argentine Bonos del Tesoro
15.50%, 10/17/26		444	13,631
16.00%, 10/17/23		1,322	40,529
18.20%, 10/03/21		2,737	80,903
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/25-1/01/27	BRL	3,680	887,247
Egypt Government International Bond
Series 5YR
14.80%, 1/30/23	EGP	969	50,025
Republic of South Africa Government Bond
Series 2023
7.75%, 2/28/23	ZAR	2,785	199,286
Series R186
10.50%, 12/21/26		12,629	1,010,213

	Principal Amount (000)		U.S. $ Value
Sri Lanka Government Bonds
Series A
10.75%, 3/01/21	LKR	15,000	$96,323
11.50%, 12/15/21-5/15/23		27,000	177,402

Total Emerging Markets - Treasuries (cost $3,416,042)			2,904,624

Treasury Bonds - 1.6%
Indonesia Treasury Bond
Series FR56
8.375%, 9/15/26	IDR	6,248,000	443,094
Mexican Bonos
Series M 20
7.50%, 6/03/27	MXN	20,930	1,048,396
10.00%, 12/05/24		4,246	240,405
Russian Federal Bond - OFZ
Series 6212
7.05%, 1/19/28	RUB	16,108	248,130
Uruguay Government International Bond
8.50%, 3/15/28 (a)	UYU	543	14,744
9.875%, 6/20/22 (a)		2,715	85,513

Total Treasury Bonds (cost $2,203,335)			2,080,282

Inflation-Linked Securities - 1.0%
Bonos de la Nacion Argentina con Ajuste por CER
4.00%, 3/06/20	ARS	4,586	159,621
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/22-8/15/50	BRL	1,337	1,061,835
Uruguay Government International Bond
5.00%, 9/14/18	UYU	1,512	48,552

Total Inflation-Linked Securities (cost $1,692,254)			1,270,008

Regional Bonds - 0.5%
Autonomous City of Buenos Aires Argentina
Series 20
27.837% (BADLAR + 5.00%), 1/23/22 (c)	ARS	1,541	45,628
Provincia de Buenos Aires/Argentina
9.125%, 3/16/24 (a)	U.S.$	300	286,500
27.50% (BADLAR + 3.83%), 5/31/22 (c)	ARS	3,132	88,156
Provincia de Cordoba
7.125%, 6/10/21 (a)	U.S.$	150	144,750
Provincia de Neuquen Argentina
7.50%, 4/27/25 (a)		68	57,460

Total Regional Bonds (cost $796,507)			622,494

Total Fixed Income Securities (cost $37,293,389)			34,168,811

Company	Shares		U.S. $ Value
EQUITY LINKED NOTES - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
FPT Corp., Macquarie Bank Ltd., expiring 9/10/18 (b) (cost $438,854)		185,115	$334,652

INVESTMENT COMPANIES - 0.2%
Funds And Investment Trusts - 0.2%
VFMVN30 ETF Fund (b) (cost $149,005)		363,070	250,535

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.3%
Treasury Bonds - 0.2%
Egypt Treasury Bills
Series 273D
Zero Coupon, 8/28/18 (cost $267,270)	EGP	4,850	262,174
Time Deposits - 0.1%
BBH, Grand Cayman
(0.93)%, 7/02/18	SEK	9	1,053
(0.57)%, 7/02/18	EUR	6	6,480
0.15%, 7/02/18	NOK	2	211
0.23%, 7/02/18	GBP	5	6,635
0.43%, 7/02/18	SGD	8	5,738
0.51%, 7/03/18	CAD	1	590
4.85%, 7/02/18	ZAR	881	64,239
Hong Kong & Shanghai Bank, Hong Kong
0.89%, 7/03/18	HKD	371	47,275
Sumitomo, Tokyo
(0.22)%, 7/02/18	JPY	5,033	45,458

Total Time Deposits (cost $178,510)			177,679

Total Short-Term Investments (cost $445,780)			439,853

Total Investments Before Security Lending Collateral for Securities Loaned - 97.6% (cost $130,316,823)			125,704,434

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.71% (j)(k)(l) (cost $145,452)		145,452	145,452

Total Investments – 97.7% (cost $130,462,275) (m)			125,849,886
Other assets less liabilities - 2.3%			3,006,871

Net Assets - 100.0%			$128,856,757

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE China A50 Index Futures	88	July 2018	USD	0	*	$1,032,900	$1,014,450	$(18,450)
MSCI Emerging Markets Index Futures	161	September 2018	USD	8,050		9,102,080	8,547,211	(554,869)
U.S. T-Note 10 Yr (CBT) Futures	17	September 2018	USD	17,000		2,034,688	2,043,188	8,500
U.S. Ultra Bond (CBT) Futures	46	September 2018	USD	46,000		7,057,320	7,339,875	282,555
Sold Contracts
Euro Buxl 30 Yr Bond Futures	1	September 2018	EUR	1,000		202,076	207,518	(5,442)

								$(287,706)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	CNH	54,312	USD	8,457	9/14/18	$293,097
Australia and New Zealand Banking Group Ltd.	JPY	32,348	USD	298	9/14/18	4,039
Australia and New Zealand Banking Group Ltd.	USD	426	THB	14,023	9/14/18	(1,719)
Bank of America, NA	BRL	8,102	USD	2,101	7/03/18	10,816
Bank of America, NA	BRL	3,477	USD	886	7/03/18	(10,806)
Bank of America, NA	USD	3,053	BRL	11,579	7/03/18	(65,128)
Bank of America, NA	KRW	203,088	USD	189	7/26/18	6,859
Bank of America, NA	USD	525	IDR	7,539,618	7/26/18	672
Bank of America, NA	RUB	37,779	USD	594	7/31/18	(5,954)
Bank of America, NA	USD	534	BRL	2,057	8/02/18	(5,146)
Bank of America, NA	USD	907	INR	62,093	8/09/18	(4,892)
Bank of America, NA	USD	5,152	PHP	273,713	9/11/18	(52,784)
Bank of America, NA	EUR	572	USD	670	9/14/18	(1,905)
Bank of America, NA	USD	1,452	TRY	6,903	9/14/18	3,746
Bank of America, NA	USD	792	MXN	16,054	9/14/18	6,813
Barclays Bank PLC	BRL	15,179	USD	4,064	7/03/18	147,806
Barclays Bank PLC	USD	3,937	BRL	15,179	7/03/18	(20,264)
Barclays Bank PLC	MYR	9,172	USD	2,264	7/12/18	(8,219)
Barclays Bank PLC	MYR	3,808	USD	955	7/12/18	11,917
Barclays Bank PLC	USD	997	MYR	3,919	7/12/18	(25,643)
Barclays Bank PLC	TWD	302,677	USD	10,230	9/13/18	252,011
Barclays Bank PLC	ZAR	13,597	USD	1,055	9/14/18	73,216
Barclays Bank PLC	MYR	1,624	USD	399	11/29/18	(1,196)
Barclays Bank PLC	USD	2,254	MYR	9,172	11/29/18	6,757
BNP Paribas SA	ARS	11,892	USD	461	7/05/18	50,626
BNP Paribas SA	USD	469	IDR	6,779,995	7/26/18	3,711
BNP Paribas SA	USD	438	INR	29,529	8/09/18	(8,891)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	PHP	39,762	USD	750	9/11/18	$8,797
BNP Paribas SA	CNH	38,538	USD	5,948	9/14/18	155,318
BNP Paribas SA	USD	1,821	CNH	11,852	9/14/18	(39,040)
BNP Paribas SA	USD	1,097	MXN	22,121	9/14/18	3,519
BNP Paribas SA	USD	401	PLN	1,439	9/14/18	(16,055)
Brown Brothers Harriman & Co.	EUR	456	USD	530	7/18/18	(3,625)
Brown Brothers Harriman & Co.	USD	410	EUR	347	7/18/18	(3,726)
Brown Brothers Harriman & Co.	CZK	5,832	USD	268	9/14/18	4,323
Brown Brothers Harriman & Co.	GBP	181	USD	243	9/14/18	3,337
Brown Brothers Harriman & Co.	JPY	25,097	USD	230	9/14/18	1,713
Brown Brothers Harriman & Co.	MXN	10,088	USD	489	9/14/18	(12,875)
Brown Brothers Harriman & Co.	TRY	2,826	USD	590	9/14/18	(5,892)
Brown Brothers Harriman & Co.	USD	176	TRY	832	9/14/18	(634)
Brown Brothers Harriman & Co.	ZAR	8,628	USD	616	9/14/18	(7,130)
Citibank, NA	CLP	129,296	USD	205	7/25/18	6,869
Citibank, NA	COP	393,221	USD	136	7/25/18	1,736
Citibank, NA	KRW	5,775,658	USD	5,428	7/26/18	238,890
Citibank, NA	USD	567	KRW	612,172	7/26/18	(17,187)
Citibank, NA	RUB	166,553	USD	2,604	7/31/18	(39,409)
Citibank, NA	UYU	2,499	USD	84	8/07/18	4,017
Citibank, NA	TWD	23,052	USD	774	9/13/18	13,865
Citibank, NA	THB	17,262	USD	539	9/14/18	16,452
Citibank, NA	TRY	12,604	USD	2,694	9/14/18	36,353
Deutsche Bank AG	IDR	7,578,573	USD	534	7/26/18	4,943
Deutsche Bank AG	PHP	64,626	USD	1,221	9/11/18	16,643
Deutsche Bank AG	USD	864	PHP	46,446	9/11/18	1,127
Deutsche Bank AG	THB	80,486	USD	2,517	9/14/18	82,498
Deutsche Bank AG	USD	2,712	MXN	56,663	9/14/18	108,001
Deutsche Bank AG	ZAR	4,502	USD	356	9/14/18	30,626
Goldman Sachs Bank USA	BRL	3,578	USD	907	7/03/18	(16,230)
Goldman Sachs Bank USA	USD	928	BRL	3,578	7/03/18	(4,777)
Goldman Sachs Bank USA	MYR	9,973	USD	2,503	7/12/18	32,313
Goldman Sachs Bank USA	USD	3,797	MYR	15,003	7/12/18	(80,267)
Goldman Sachs Bank USA	USD	320	IDR	4,549,965	7/26/18	(2,313)
Goldman Sachs Bank USA	INR	18,938	USD	280	8/09/18	5,178
Goldman Sachs Bank USA	JPY	163,227	USD	1,489	9/14/18	7,281
Goldman Sachs Bank USA	TRY	1,090	USD	221	9/14/18	(8,853)
Goldman Sachs Bank USA	USD	151	MXN	2,986	9/14/18	(2,228)
HSBC Bank USA	ARS	12,134	USD	471	7/05/18	52,061
HSBC Bank USA	IDR	4,451,337	USD	319	7/26/18	8,589
HSBC Bank USA	KRW	1,478,445	USD	1,367	7/26/18	39,227
HSBC Bank USA	USD	662	KRW	733,817	7/26/18	(3,233)
HSBC Bank USA	USD	605	IDR	8,522,402	7/26/18	(10,414)
HSBC Bank USA	USD	979	INR	66,806	8/09/18	(8,697)
HSBC Bank USA	USD	913	INR	63,195	8/09/18	5,724
HSBC Bank USA	TWD	96,543	USD	3,262	9/13/18	79,187
HSBC Bank USA	USD	484	TWD	14,730	9/13/18	2,056
HSBC Bank USA	CNH	3,655	USD	568	9/14/18	18,456
HSBC Bank USA	THB	16,750	USD	527	9/14/18	20,252
JPMorgan Chase Bank, NA	IDR	3,944,956	USD	277	7/26/18	1,325
JPMorgan Chase Bank, NA	KRW	3,429,496	USD	3,187	7/26/18	106,142
JPMorgan Chase Bank, NA	USD	1,799	IDR	24,960,467	7/26/18	(57,582)
JPMorgan Chase Bank, NA	USD	1,362	CNH	8,731	9/14/18	(49,497)
Morgan Stanley Capital Services LLC	MYR	10,346	USD	2,612	7/12/18	48,652
Morgan Stanley Capital Services LLC	USD	3,634	MYR	14,378	7/12/18	(71,623)
Morgan Stanley Capital Services LLC	KRW	1,861,335	USD	1,756	7/26/18	83,983
Morgan Stanley Capital Services LLC	USD	789	RUB	50,519	7/31/18	12,694
Morgan Stanley Capital Services LLC	USD	703	PHP	37,860	9/11/18	1,965
Morgan Stanley Capital Services LLC	CNH	24,970	USD	3,895	9/14/18	141,274
Morgan Stanley Capital Services LLC	USD	2,196	JPY	240,312	9/14/18	(13,696)
Morgan Stanley Capital Services LLC	USD	797	TRY	3,770	9/14/18	(2,431)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	157	HUF	41,759	9/14/18	$(7,774)
Royal Bank of Canada	JPY	19,640	USD	179	9/14/18	739
Royal Bank of Scotland PLC	USD	203	CLP	129,296	7/25/18	(4,633)
Standard Chartered Bank	USD	744	IDR	10,453,159	7/26/18	(14,766)
Standard Chartered Bank	USD	1,960	INR	133,873	8/09/18	(14,987)
Standard Chartered Bank	USD	753	PHP	40,571	9/11/18	2,526
Standard Chartered Bank	USD	1,319	TWD	39,651	9/13/18	(12,113)
Standard Chartered Bank	AUD	1,128	USD	851	9/14/18	16,347
Standard Chartered Bank	ZAR	35,372	USD	2,647	9/14/18	93,057
UBS AG	BRL	14,133	USD	3,665	7/03/18	18,867
UBS AG	USD	3,680	BRL	14,133	7/03/18	(33,949)
UBS AG	BRL	14,133	USD	3,669	8/02/18	35,517
UBS AG	TRY	2,081	USD	448	9/14/18	9,227

						$1,675,569

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
BRL	7,700	1/02/20	7.030%	1 Day CDI	Maturity	$29,607
BRL	7,305	1/02/20	7.335%	1 Day CDI	Maturity	18,763
BRL	7,195	1/02/20	7.370%	1 Day CDI	Maturity	17,528
BRL	3,700	1/02/23	1 Day CDI	8.855%	Maturity	(46,234)
BRL	3,604	1/02/23	1 Day CDI	8.930%	Maturity	(42,049)
BRL	3,596	1/02/23	1 Day CDI	8.990%	Maturity	(40,220)

						$(62,605)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
JPMorgan Chase Bank, NA
Argentine Republic Bond, 7.500%, 4/22/26, 6/20/23*	(5.00)%	Quarterly	4.62%	USD	109	$(1,866)	$(5,228)	$3,362

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
JPMorgan Chase Bank, NA
iShares J.P. Morgan USD Emerging Markets Bond ETF	4,759	LIBOR Minus 0.10%	Maturity	USD	2,500	7/11/18	$27,397
iShares J.P. Morgan USD Emerging Markets Bond ETF	5,955	LIBOR Minus 0.20%	Maturity	USD	3,100	7/19/18	3,612
iShares J.P. Morgan USD Emerging Markets Bond ETF	1,545	LIBOR Minus 0.20%	Maturity	USD	800	7/25/18	(3,607)

							$27,402

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
Financial Times Stock Exchange 100 9/21/18*	16.15%	Maturity	GBP	31	$(1,733)	$	– 0	–	$(1,733)
Standard & Poors 500 9/21/18*	15.65	Maturity	USD	16	6,708		– 0	–	6,708
Citibank, NA
Financial Times Stock Exchange 100 8/17/18*	14.55	Maturity	GBP	33	4,267		– 0	–	4,267
Financial Times Stock Exchange 100 9/21/18*	14.80	Maturity	GBP	23	4,330		– 0	–	4,330
JPMorgan Chase Bank, NA
Hang Seng China Enterprises Index 12/28/18*	23.65	Maturity	HKD	1,225	5,114		– 0	–	5,114
Hang Seng China Enterprises Index 12/28/18*	25.24	Maturity	HKD	1,380	(20,834)		– 0	–	(20,834)
S&P/ASX 200 Index 9/20/18*	13.84	Maturity	AUD	62	567		– 0	–	567
Morgan Stanley Capital Services LLC
Euro Stoxx 50 Index 9/21/18*	15.80	Maturity	EUR	14	1,779		– 0	–	1,779
Sale Contracts
Bank of America, NA
Financial Times Stock Exchange 100 8/17/18*	15.25	Maturity	GBP	29	2,335		– 0	–	2,335
Goldman Sachs International
Hang Seng China Enterprises Index 12/28/18*	22.60	Maturity	HKD	1,091	(14,074)		– 0	–	(14,074)

					$(11,541)	$	– 0	–	$(11,541)

*	Termination date

*	Notional amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate market value of these securities amounted to $21,630,656 or 16.8% of net assets.

(b)	Non-income producing security.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2018.
(d)	Defaulted.
(e)	Represents entire or partial securities out on loan.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.02% of net assets as of June 30, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tonon Luxembourg SA
9.25%, 1/24/20	7/24/15	$263,597	$13,434	0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	7/12/13	172,629	10,110	0.01%

(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2018.
(j)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(k)	The rate shown represents the 7-day yield as of period end.
(l)	Affiliated investments.
(m)

As of June 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,561,994 and gross unrealized depreciation of investments was $(12,829,902), resulting in net unrealized depreciation of $(3,267,908).

Currency Abbreviation:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
COP	-	Colombian Peso
CZK	-	Czech Koruna
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PHP	-	Philippine Peso

PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
ARPP7DRR	-	Argentina Central Bank 7-Day Repo Reference Rate
ASX	-	Australian Stock Exchange
BADLAR	-	Argentina Deposit Rates Badlar Private Banks
CBT	-	Chicago Board of Trade
CDI	-	Brazil CETIP Interbank Deposit Rate
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN1

June 30, 2018 (unaudited)

25.4%	China
12.8%	South Korea
10.1%	Taiwan
4.9%	Brazil
4.8%	Russia
4.6%	South Africa
4.2%	India
3.7%	Japan
2.8%	Mexico
2.3%	Turkey
2.2%	Indonesia
2.1%	Thailand
2.1%	Argentina
17.7%	Other
0.3%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2018. The Fund’s country breakdown is expressed as a percentage of total investments (excluding securities lending collateral) and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Angola, Australia, Azerbaijan, Bahrain, Bolivia, Canada, Colombia, Costa Rica, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Gabon, Guatemala, Honduras, Hong Kong, Ivory Coast, Jamaica, Kazakhstan, Kenya, Kuwait, Lebanon, Mongolia, Namibia, Nigeria, Oman, Panama, Peru, Philippines, Poland, Saudi Arabia, Sri Lanka, Trinidad & Tobago, Ukraine, United Arab Emirates, United Kingdom, United Republic of Tanzania, Uruguay, Venezuela, Vietnam and Zambia.

AB Emerging Markets Multi Asset Portfolio

June 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2018:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$2,409,263		$22,739,403		$	– 0	–	$25,148,666
Information Technology	4,079,805		19,091,214			– 0	–	23,171,019
Energy	6,131,504		4,169,090			– 0	–	10,300,594
Industrials	2,186,627		8,024,198			– 0	–	10,210,825
Materials	1,155,936		7,788,852			– 0	–	8,944,788
Consumer Discretionary	554,937		3,518,679			– 0	–	4,073,616
Real Estate	– 0	–	3,090,762			– 0	–	3,090,762
Consumer Staples	– 0	–	1,559,537			– 0	–	1,559,537
Telecommunication Services	156,837		1,276,893			– 0	–	1,433,730
Utilities	– 0	–	1,330,398			– 0	–	1,330,398
Health Care	259,306		987,342			– 0	–	1,246,648
Fixed Income Securities:
Sovereign Bonds	– 0	–	18,966,285			– 0	–	18,966,285
Quasi-Sovereign Bonds	– 0	–	4,644,147			– 0	–	4,644,147
Corporate Bonds	– 0	–	3,374,225			306,746		3,680,971
Emerging Markets - Treasuries	– 0	–	2,904,624			– 0	–	2,904,624
Treasury Bonds	– 0	–	2,080,282			– 0	–	2,080,282
Inflation-Linked Securities	– 0	–	1,270,008			– 0	–	1,270,008
Regional Bonds	– 0	–	622,494			– 0	–	622,494
Equity Linked Notes	– 0	–	334,652			– 0	–	334,652
Investment Companies	– 0	–	250,535			– 0	–	250,535
Short-Term Investments:
Treasury Bonds	– 0	–	262,174			– 0	–	262,174
Time Deposits	– 0	–	177,679			– 0	–	177,679
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	145,452		– 0	–		– 0	–	145,452

Total Investments in Securities	17,079,667		108,463,473	†		306,746		125,849,886
Other Financial Instruments*:
Assets
Futures	291,055		– 0	–		– 0	–	291,055
Forward Currency Exchange Contracts	– 0	–	2,453,752			– 0	–	2,453,752
Centrally Cleared Interest Rate Swaps	– 0	–	65,898			– 0	–	65,898
Total Return Swaps	– 0	–	31,009			– 0	–	31,009
Variance Swaps	– 0	–	25,100			– 0	–	25,100
Liabilities
Futures	(5,442)		(573,319)			– 0	–	(578,761)
Forward Currency Exchange Contracts	– 0	–	(778,183)			– 0	–	(778,183)
Centrally Cleared Interest Rate Swaps	– 0	–	(128,503)			– 0	–	(128,503)
Credit Default Swaps	– 0	–	(1,866)			– 0	–	(1,866)
Total Return Swaps	– 0	–	(3,607)			– 0	–	(3,607)
Variance Swaps	– 0	–	(36,641)			– 0	–	(36,641)

Total^	$17,365,280		$109,517,113			$306,746		$127,189,139

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^	There were de minimis transfers under 1% of net assets from Level 1 to Level 2 during the reporting period. There were no transfers from Level 2 to Level 1 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporate Bonds		Rights			Total
Balance as of 3/31/18	$466,942			$3		$466,945
Accrued discounts/(premiums)	154			– 0	–	154
Realized gain (loss)	– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(15,117)			(3)		(15,120)
Purchases	– 0	–		– 0	–	– 0	–
Sales	– 0	–		– 0	–	– 0	–
Transfer into level 3	– 0	–		– 0	–	– 0	–
Transfer out level 3	(145,233)			– 0	–	(145,233)

Balance as of 6/30/18	$306,746		$	– 0	–	$306,746	+

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18	$(15,117)		$	– 0	–	$(15,117)

+	There were de minimis transfers from Level 3 to Level 2 during the reporting period. There were no transfers from Level 2 to Level 3 during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the one month ended June 30, 2018 is as follows:

							Distributions
Fund	Market Value 3/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/18 (000)			Dividend Income (000)
Government Money Market Portfolio	$5,578	$15,725	$21,303	$	– 0	–	$10
Government Money Market Portfolio*	436	2,337	2,628		145		0	**

Total					$145		$10

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 23, 2018